GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology innovator in the digital advertising ecosystem, providing brands, agencies and publishers with the holistic ability to identify and measurably reach their most valuable customers - across all numerous digital channels, including retail media – with high impact creative units that are orchestrated by its proprietary Intelligent Hub (iHUB). The iHUB which connects the supply and demand sides of the marketplace, and as a result is capable of bringing Perion and its client’s significant efficiencies.